Restatement of Previously Issued Audited and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Colonnade Acquisition Corp.
Summary of Consolidated Balance Sheets, Statements Of Operations And Cash Flows

The following presents a reconciliation of the consolidated balance sheets, statements of operations and cash flows for the Affected Periods.

	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of December 31, 2020
Public warrants derivative liability	—	35,800,000	35,800,000
Private warrants derivative liability	—	22,834,000	22,834,000
Total liabilities	9,348,246	58,634,000	67,982,246
Class A ordinary shares subject to possible redemption	186,724,794	(58,633,991)	128,090,803
Class A ordinary shares	133	586	719
Additional Paid-In Capital	7,701,942	48,809,529	56,511,471
Accumulated Deficit	(2,702,566)	(48,810,124)	(51,512,690)
Total stockholders’ equity	5,000,009	(9)	5,000,000
Statement of Operations for the period from June 4, 2020 (Inception) through December 31, 2020
Loss from operations	(2,763,620)	—	(2,763,620)
Change in fair value of warrant liabilities	—	(48,439,000)	(48,439,000)
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income (expense)	61,054	(48,810,124)	(48,749,070)
Net loss	(2,702,566)	(48,810,124)	(51,512,690)
Basic and diluted net loss per share, ordinary shares	(0.45)	(13.07)	(13.52)
Statement of Cash Flows for the period from June 4, 2020 (Inception) through December 31, 2020
Net loss	(2,702,566)	(48,810,124)	(51,512,690)
Issuance costs related to warrant liability	—	371,124	371,124
Change in fair value of warrant liabilities	—	48,439,000	48,439,000
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of September 30, 2020
Public warrants derivative liability	—	5,100,000	5,100,000
Private warrants derivative liability		3,024,141	3,024,141
Total liabilities	7,100,100	8,124,141	15,224,241
Class A ordinary shares subject to possible redemption	189,367,849	(8,124,135)	181,243,714
Class A ordinary shares	106	82	188
Additional Paid-In Capital	5,058,839	(1,699,823)	3,359,016
Retained Earnings (Accumulated Deficit)	(59,514)	1,699,735	1,640,221
Total stockholders’ equity	5,000,006	(6)	5,000,000
Statement of Operations for the period from June 4, 2020 (inception) through September 30, 2020
Loss from operations	(61,266)	—	(61,266)
Change in fair value of warrant liabilities	—	2,070,859	2,070,859
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income	1,752	1,699,735	1,701,487
Net income (loss)	(59,514)	1,699,735	1,640,221
Basic and diluted net (loss) per share, ordinary shares	(0.01)	—	(3.68)
Statement of Operations for the three months ended September 30, 2020
Loss from operations	(56,266)	—	(56,266)
Change in fair value of warrant liabilities	—	2,070,859	2,070,859
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income	1,752	1,699,735	1,701,487
Net income (loss)	(54,514)	1,699,735	1,645,221
Basic and diluted net loss per share, ordinary shares	(0.01)	(2.86)	(2.87)
Statement of Cash Flows for the period from June 4, 2020 (inception) through September 30, 2020
Net income (loss)	(59,514)	1,699,735	1,640,221
Issuance costs related to warrant liability	—	371,124	371,124
Change in fair value of warrant liabilities	—	(2,070,859)	(2,070,859)

	As of August 25, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	6,400,000	6,400,000
Private warrants derivative liability	—	3,795,000	3,795,000
Total liabilities	8,191,331	10,195,000	18,386,331
Class A Ordinary Shares	106	102	208
Additional Paid-In Capital	5,004,328	371,013	5,375,341
Accumulated Deficit	(5,000)	(371,124)	(376,124)
Total stockholders’ equity	5,000,009	(9)	5,000,000